Fair Value Measurements - Summary of Investments Measured at Fair Value on Recurring Basis (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	$ 911,788,553	$ 789,443,230
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	296,914,418	265,983,973
Black Hills Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	17,572,606	14,676,035
Self-Directed Brokerage Accounts - PCRA
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	39,467,717	36,331,870
Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	557,833,812	472,451,352
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	340,057,364	305,511,116
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	296,914,418	265,983,973
Level 1 | Black Hills Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	17,572,606	14,676,035
Level 1 | Self-Directed Brokerage Accounts - PCRA
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	25,570,340	24,851,108
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	13,897,377	11,480,762
Level 2 | Self-Directed Brokerage Accounts - PCRA
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	13,897,377	11,480,762
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	353,954,741	316,991,878
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	296,914,418	265,983,973
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Black Hills Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	17,572,606	14,676,035
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-Directed Brokerage Accounts - PCRA
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	39,467,717	36,331,870
Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	557,833,812	472,451,352
Net Asset Value | Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments Measured at Fair Value	$ 557,833,812	$ 472,451,352